UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-0547

DWS Technology Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 1/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2007 (Unaudited)

DWS Technology Fund

	Shares	Value ($)

Common Stocks 94.7%
Health Care 0.0%
Life Sciences Tools & Services
Illumina, Inc.*	2,527	103,228
Industrials 1.8%
Commercial Services & Supplies 0.6%
SAIC, Inc.* (a)	366,000	6,789,300

Electrical Equipment 1.2%
Cheng Uei Precision Industry Co., Ltd.	3,125,386	12,031,918
Information Technology 92.9%
Communications Equipment 16.0%
Cisco Systems, Inc.*	2,205,989	58,657,247
Corning, Inc.*	1,758,600	36,649,224
Foundry Networks, Inc.*	706,100	10,217,267
Motorola, Inc.	941,907	18,696,854
QUALCOMM, Inc.	1,136,154	42,787,560

		167,008,152
Computers & Peripherals 16.7%
Apple, Inc.*	292,000	25,033,160
Asustek Computer, Inc.	4,533,000	12,090,615
EMC Corp.* (a)	2,727,500	38,157,725
Hewlett-Packard Co.	1,289,500	55,809,560
Network Appliance, Inc.*	431,800	16,235,680
QLogic Corp.*	685,640	12,547,212
Rackable Systems, Inc.* (a)	360,100	6,877,910
SanDisk Corp.* (a)	200,131	8,045,266

		174,797,128
Electronic Equipment & Instruments 2.1%
Hon Hai Precision Industry Co., Ltd.	3,220,800	22,044,692
Internet Software & Services 14.0%
Akamai Technologies, Inc.* (a)	184,200	10,348,356
eBay, Inc.*	1,168,300	37,841,237
Google, Inc. "A"*	114,000	57,148,200
Yahoo!, Inc.*	1,457,300	41,256,163

		146,593,956
IT Services 4.9%
Automatic Data Processing, Inc.	710,100	33,885,972
BearingPoint, Inc.* (a)	663,500	5,314,635
Paychex, Inc.	313,700	12,551,137

		51,751,744
Semiconductors & Semiconductor Equipment 16.2%
Advanced Micro Devices, Inc.* (a)	681,000	10,589,550
Applied Materials, Inc. (a)	841,800	14,925,114
ASML Holding NV (NY Registered Shares)* (a)	618,800	15,791,776
Broadcom Corp. "A"*	174,612	5,573,615
Intel Corp.	1,724,000	36,135,040
Marvell Technology Group Ltd.*	606,800	11,098,372
Maxim Integrated Products, Inc.	631,573	19,452,449
MKS Instruments, Inc.* (a)	301,500	6,593,805
PMC-Sierra, Inc.* (a)	683,774	4,307,776
SiRF Technology Holdings, Inc.* (a)	521,400	15,308,304
Spansion, Inc. "A"* (a)	817,000	10,482,110
Texas Instruments, Inc.	620,500	19,353,395

		169,611,306
Software 23.0%
Activision, Inc.*	299,200	5,095,376
Adobe Systems, Inc.*	893,800	34,742,006
Autodesk, Inc.*	625,100	27,329,372
Cadence Design Systems, Inc.* (a)	655,000	12,379,500
Citrix Systems, Inc.*	883,951	27,994,728

Electronic Arts, Inc.*	500,000	25,000,000
Microsoft Corp.	1,903,156	58,731,394
Oracle Corp.*	1,211,000	20,780,760
Symantec Corp.*	899,558	15,931,172
Take-Two Interactive Software, Inc.* (a)	739,499	12,852,494

		240,836,802

Total Common Stocks (Cost $799,953,710)		991,568,226
Warrants 0.0%
Axsun, Expiration Date 9/30/2011* (Cost $0)	425,937	0
Preferred Stocks 0.1%
Information Technology
Communications Equipment 0.0%
Chorum Technologies, Inc. "E"* (b) (c)	580,046	29,791
Chorum Technologies, Inc. "F" *(b) (c)	8,860,759	83,291

		113,082
Electronic Equipment & Instruments 0.1%
Axsun "C"* (b)	642,674	433,876
Axsun "D"* (b)	130,698	71,613

		505,489

Total Preferred Stocks (Cost $26,411,692)		618,571
Other Investments 0.8%
Adams Capital Management III LP (1.2% limited partnership interest)* (b)	-	3,149,400
Adams Capital Management LP (3.6% limited partnership interest)* (b)	-	282,400
Alloy Ventures 2000 LP (3.0% limited partnership interest)* (b)	-	2,319,300
Asset Management Association 1996 LP (2.5% limited partnership interest)* (b)	-	732,400
Asset Management Association 1998 LP (3.5% limited partnership interest)* (b)	-	631,500
Crosspoint Venture Partners 1993 LP (2.9% limited partnership interest)* (b)	-	60,000
GeoCapital III LP (5.0% limited partnership interest)* (b)	-	121,800
GeoCapital IV LP (2.9% limited partnership interest)* (b)	-	120,000
Hambrecht & Quist Group* (b)	-	280,000
Med Venture Associates II LP (6.1% limited partnership interest)* (b)	-	31,787
Med Venture Associates III LP (2.7% limited partnership interest)* (b)	-	578,892
Sevin Rosen Fund V (2.8% limited partnership interest)* (b)	-	207,000

Total Other Investments (Cost $36,139,049)		8,514,479
Exchange Traded Funds 3.0%
Nasdaq-100 Trust, Series 1 (Cost $31,501,073)	714,200	31,474,794
Callable Options Purchased 0.2%
Microsoft Corp., Expiration Date 4/21/2007, Strike Price $30.0 (Cost $1,306,928)	11,669	2,042,075
Securities Lending Collateral 7.4%
Daily Assets Fund Institutional, 5.34% (d) (e) (Cost $77,220,537)	77,220,537	77,220,537
Cash Equivalents 4.1%
Cash Management QP Trust, 5.31% (f) (Cost $43,184,509)	43,184,509	43,184,509

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 1,015,717,498)	110.3	1,154,623,191
Other Assets and Liabilities, Net	(10.3)	(107,498,390)

Net Assets	100.0	1,047,124,801

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2007 amounted to $76,730,205 which is 7.3% of net assets.
(b)

The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Acquisition Cost ($)	Value ($)	Value as % of Net Assets
Adams Capital Management III LP**	October 1997 to December 2006	4,016,717	3,149,400	0.30
Adams Capital Management LP**	August 2000 to November 2000	1,889,204	282,400	0.03
Alloy Ventures 2000 LP**	April 2000 to June 2003	4,369,304	2,319,300	0.22
Asset Management Association 1996 LP**	June 1996 to July 2000	1,691,465	732,400	0.07
Asset Management Association 1998 LP**	December 1998 to November 2001	2,816,280	631,500	0.06
Axsun "C"	December 2000	7,500,006	433,876	0.04
Axsun "D"	October 2006	71,614	71,613	0.01
Chorum Technologies, Inc. "E"	September 2000	8,642,120	29,791	-
Chorum Technologies, Inc. "F"	September 2001 to December 2001	10,197,952	83,291	0.01
Crosspoint Venture Partners 1993 LP**	April 1993 to November 1998	132,184	60,000	0.01
GeoCapital III LP**	December 1993 to December 1998	964,173	121,800	0.01
GeoCapital IV LP**	April 1996 to March 2000	1,660,603	120,000	0.01
Hambrecht & Quist Group	March 2000	14,000,000	280,000	0.03
Med Venture Associates II LP**	May 1996 to January 2002	987,127	31,787	-
Med Venture Associates III LP**	September 1998 to May 2006	1,347,777	578,892	0.06
Sevin Rosen Fund V**	April 1996 to June 2001	2,264,215	207,000	0.02
Total Restricted Securities			9,133,050	0.88

**	These securities represent venture capital funds.
(c)

Affiliated issuer. An affiliated issuer includes any company in which the Fund has ownership of at least 5% of the outstanding voting securities. A summary of the Fund’s transactions during the three months ended January 31, 2007, with the companies which are or were affiliates is as follows:

Affiliate	Value ($) at October 31, 2006	Purchases ($)	Sales ($)	Realized Gain/(Loss) ($)	Dividend Income ($)	Shares at January 31, 2007	Value ($) at January 31, 2007
Chorum Technologies, Inc. "E"	29,791	-	-	-	-	580,046	29,791
Chorum Technologies, Inc. "F"	83,291	-	-	-	-	8,860,759	83,291
	113,082	-	-	-	-		113,082

(d)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending.
(f)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Technology Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Technology Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 21, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 March 21, 2007